Exhibit 99.1
HSBC Automotive Trust (USA) 2007-1 Servicer's Certificate (Delivered pursuant to Section 4.9 of the Sale and Servicing Agreement)

Collection Period Beginning	17-Jan-07
Collection Period Ending	28-Feb-07
Previous Distribution Date	N/A
Distribution Date	19-Mar-07
Days in Interest Period	47
Days in Collection Period	43
Months Since Closing	1

I. COLLECTION PERIOD POOL BALANCE CALCULATION:

Beginning of Collection Period Pool Balance	1,185,384,490.24

Principal Receivables Added	0.00

Monthly Principal Amounts:

Principal Payments Received for the Collection Period	$47,525,781.02

Liquidated Receivables for the Collection Period	$29,573.81

Principal Amount of Repurchased Receivables for the Collection Period	$0.00

End of Collection Period Pool Balance	1,137,829,135.41

End of Collection Period Pool Factor	95.988192%

II. COLLECTION PERIOD NOTEHOLDER CALCULATIONS:

A. Class A-1
1. Information regarding distributions
a. Total distribution per $1,000	$221.553366
b. Principal distribution per $1,000	$214.599977
c. Interest distribution per $1,000	$6.953389

2. Calculation of Class A-1 interest due
a. Class A-1 related Note Rate	5.32600%
b. Class A-1 note balance - beginning of period	$221,600,000.00
c. Accrual convention	Actual/360
d. Days in Interest Period	47

e. Class A-1 interest due - current period	$1,540,870.98
f. Class A Interest Carryover Shortfall with respect to Class A-1	$0.00
g. Class A-1 interest paid	$1,540,870.98
h. Class A-1 unpaid interest with respect to the Distribution Date	$0.00

3. Calculation of Class A-1 principal balance
a. Class A-1 note balance - beginning of period	$221,600,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-1	$47,555,354.83
c. Class A Additional Principal Distributable Amount paid to Class A-1	$0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-1	$0.00
e. Class A-1 note balance - end of period	$174,044,645.17
f. Class A-1 notes as a percentage of the total Notes outstanding on the Distribution Date	21.438092%
g. Class A-1 notes as a percentage of the Pool Balance on the Distribution Date	15.296202%

B. Class A-2
1. Information regarding distributions
a. Total distribution per $1,000	$6.945556
b. Principal distribution per $1,000	$0.000000
c. Interest distribution per $1,000	$6.945556

2. Calculation of Class A-2 interest due
a. Class A-2 related Note Rate	5.32000%
b. Class A-2 note balance - beginning of period	$270,200,000.00
c. Accrual convention	30/360
d. Days in Interest Period	N/A
e. Class A-2 interest due - current period	$1,876,689.11
f. Class A Interest Carryover Shortfall with respect to Class A-2	$0.00
g. Class A-2 interest paid	$1,876,689.11
h. Class A-2 unpaid interest with respect to the Distribution Date	$0.00

3. Calculation of Class A-2 principal balance
a. Class A-2 note balance - beginning of period	$270,200,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-2	$0.00
c. Class A Additional Principal Distributable Amount paid to Class A-2	$0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-2	$0.00
e. Class A-2 note balance - end of period	$270,200,000.00
f. Class A-2 notes as a percentage of the total Notes outstanding on the Distribution Date	33.282107%
g. Class A-2 notes as a percentage of the Pool Balance on the Distribution Date	23.746975%
h. Class A-1 and A-2 notes as a percentage of the Pool Balance on the Distribution Date	39.043177%

C. Class A-3
1. Information regarding distributions
a. Total distribution per $1,000	$6.919444
b. Principal distribution per $1,000	$0.000000
c. Interest distribution per $1,000	$6.919444

2. Calculation of Class A-3 interest due
a. Class A-3 related Note Rate	5.30000%
b. Class A-3 note balance - beginning of period	$235,300,000.00
c. Accrual convention	30/360
d. Days in Interest Period	N/A
e. Class A-3 interest due - current period	$1,628,145.28
f. Class A Interest Carryover Shortfall with respect to Class A-3	$0.00
g. Class A-3 interest paid	$1,628,145.28
h. Class A-3 unpaid interest with respect to the Distribution Date	$0.00

3. Calculation of Class A-3 principal balance
a. Class A-3 note balance - beginning of period	$235,300,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-3	$0.00
c. Class A Additional Principal Distributable Amount paid to Class A-3	$0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-3	$0.00
e. Class A-3 note balance - end of period	$235,300,000.00
f. Class A-3 notes as a percentage of the total Notes outstanding on the Distribution Date	28.983271%
g. Class A-3 notes as a percentage of the Pool Balance on the Distribution Date	20.679731%
h. Class A-1, A-2 and A-3 notes as a percentage of the Pool Balance on the Distribution Date	59.722908%

D. Class A-4
1. Information regarding distributions
a. Total distribution per $1,000	$6.958611
b. Principal distribution per $1,000	$0.000000
c. Interest distribution per $1,000	$6.958611

2. Calculation of Class A-4 interest due
a. Class A-4 related Note Rate	5.33000%
b. Class A-4 principal balance - beginning of period	$132,303,000.00
c. Accrual convention	30/360
d. Days in Interest Period	N/A
e. Class A-4 interest due - current period	$920,645.13
f. Class A Interest Carryover Shortfall with respect to Class A-4	$0.00
g. Class A-4 interest paid	$920,645.13
h. Class A-4 unpaid interest with respect to the Distribution Date	$0.00

3. Calculation of Class A-4 principal balance
a. Class A-4 note balance - beginning of period	$132,303,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-4	$0.00
c. Class A Additional Principal Distributable Amount paid to Class A-4	$0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-4	$0.00
e. Class A-4 note balance - end of period	$132,303,000.00
f. Class A-4 notes as a percentage of the total Notes outstanding on the Distribution Date	16.296531%
g. Class A-4 notes as a percentage of the Pool Balance on the Distribution Date	11.627669%
h. Class A-1, A-2, A-3 and A-4 notes as a percentage of the Pool Balance on the Distribution Date	71.350576%

III. PRINCIPAL DISTRIBUTABLE AMOUNT CALCULATION

A. Aggregate Optimal Note Principal Balance for the Distribution Date:
The lesser of (x) and (y), but not less than zero:
(x) 67.50% of the Pool Balance as of the end of the related Collection Period	$768,034,666.40
(y) Pool Balance as of the end of the related Collection Period less $38,524,995.93	$1,099,304,139.48
Aggregate Optimal Note Principal Balance for the Distribution Date	$768,034,666.40

B. Optimal Principal Distributable Amount for the Distribution Date:
The excess, if any, of
(x) Aggregate Note Principal Balance over	$859,403,000.00
(y) Aggregate Optimal Note Principal Balance for such Distribution Date	$768,034,666.40
Optimal Principal Distributable Amount	$91,368,333.60

C. Class A Minimum Principal Distributable Amount:
Greater of (x), (y), or (z):
(x) The lesser of:
(i) Optimal Principal Distributable Amount	$91,368,333.60
(ii) BOM Principal Balance less EOM Principal Balance	$47,555,354.83
(iii) Aggregate Note Principal Balance	$859,403,000.00
(y) The amount necessary on a Note's Scheduled Maturity Date to bring the Note's
Aggregate Note Principal Balance to zero	$0.00
(z) The excess of the Aggregate Note Principal Balance over the Pool Balance	$0.00
Class A Minimum Principal Distributable Amount	$47,555,354.83

D. Class A Additional Principal Distributable Amount
Excess of:
(x) Aggregate Note Principal Balance	$859,403,000.00
Less: Class A Minimum Principal Distributable Amount paid over	$47,555,354.83
(ii) Aggregate Optimal Note Principal Balance	$768,034,666.40
Class A Additional Principal Distributable Amount	$43,812,978.77

E. Principal Balance Shortfall:
The sum of:
(x) The positive excess, if any, of (i) over (ii):
(i) Aggregate Note Principal Balance (after giving effect for distribution pursuant to Sect. 3.03 (a)(iv) and before making any distribution pursuant to Sect. 3.03 (b)) over	$811,847,645.17
(ii) Pool Balance - as of last day of preceding Collection Period	$1,137,829,135.41
(y) The outstanding principal balance of any Class of the Notes on such Class of Notes Scheduled Maturity Date (after giving effect for distributions pursuant to Sect. 3.03 (a))	$0.00
Principal Balance Shortfall	$0.00

IV. RESERVE ACCOUNT RECONCILIATION

Beginning Reserve Account Balance	$11,853,844.90

Targeted Reserve Account Balance (Sect. 2.01 (a))
The lesser of:
(x) The greater of:
(i) 3.0% of the outstanding Pool Balance	$34,134,874.06
(ii) 2.0% of the Pool Balance as of the Cut-Off Date	$23,707,689.80
(y) Aggregate Note Principal Balance	$859,403,000.00
Targeted Reserve Account Balance	$34,134,874.06

Reserve Account Shortfall Amount Sect. 2.01 (a))
The excess of:
(x) Targeted Reserve Account Balance	$34,134,874.06
(y) Reserve Account Balance for such Distribution Date	$11,853,844.90
Reserve Account Shortfall Amount	$22,281,029.16
Reserve Account Deposit	$14,313,396.79
Reserve Account withdrawal (Sect 3.03 (b))	$0.00
Reserve Account withdrawal (Sect 3.03 (d))	$0.00
Total Reserve Account withdrawal	$0.00
Ending Reserve Account Balance	$26,167,241.69
Ending Reserve Account Balance as a percentage of the Ending Pool Balance	2.299751%

V. CERTIFICATE CALCULATION
Beginning Certificate Balance	$325,981,490.24
Ending Certificate Balance	$325,981,490.24
Ending Certificate Balance as a percentage of the Ending Pool Balance	28.649424%

VI. RECONCILIATION OF COLLECTION ACCOUNT

A. Available Funds (Sect. 2.01(a))
1. Collections
a. Collections On Receivables	$67,789,725.00
b. Net Liquidation Proceeds	$0.00
c. Substitution Adjustment Amounts	$0.00
Total Collections	$67,789,725.00
2. Collection and Reserve Account investment income	$45,377.12
3. Repurchase Amounts deposited in the Collection Account	$0.00
4. Proceeds of any liquidation of the Trust	$0.00
Available Funds	$67,835,102.12

B. Distribution (Sect. 3.03)
1. Available Funds	$67,835,102.12
2. Servicing Fee (If HSBC Finance is no longer the Servicer)	$0.00
3. Unpaid Administrator, and Indenture and Owner Trustee fees	$0.00
Remaining Available Funds	$67,835,102.12
4. Class A Interest Distributable Amount paid to:
a. Class A-1	$1,540,870.98
b. Class A-2	$1,876,689.11
c. Class A-3	$1,628,145.28
d. Class A-4	$920,645.13
Total Class A Interest Distributable Amount paid	$5,966,350.50

Remaining Available Funds	$61,868,751.62
5. Class A Minimum Principal Distributable Amount paid to:
a. Class A-1	$47,555,354.83
b. Class A-2	$0.00
c. Class A-3	$0.00
d. Class A-4	$0.00
Total Class A Minimum Principal Distributable Amount paid	$47,555,354.83
Remaining Available Funds	$14,313,396.79
6. Reserve Account Shortfall Amount - deposited	$14,313,396.79
Remaining Available Funds	$0.00
7. Class A Additional Principal Distributable Amount paid to:
a. Class A-1	$0.00
b. Class A-2	$0.00
c. Class A-3	$0.00
d. Class A-4	$0.00
Total Class A Additional Principal Distributable Amount paid	$0.00
Remaining Available Funds	$0.00
8. Unpaid Administrator, and Indenture Trustee and Owner Trustee indemnity expenses	$0.00
Remaining Available Funds	$0.00
9. Amount released from Reserve Account	$0.00
Remaining Available Funds	$0.00
10. Servicer transition expenses	$0.00
Remaining Available Funds	$0.00
11. Servicing Fee (If HSBC Finance is the Servicer)	$0.00
Remaining Available Funds for distribution to Certificateholders	$0.00

C. Reserve Account Withdrawal (Sect. 3.03 (b))
1. Servicing fee Paid from Reserve Account	$0.00
2. Unpaid Administrator, and Indenture and Owner Trustee Fees
Paid from Reserve Account	$0.00
3. Class A Interest Distributable Amount paid from Reserve Account
a. Class A-1 interest paid from Reserve Account	$0.00
b. Class A-2 interest paid from Reserve Account	$0.00
c. Class A-3 interest paid from Reserve Account	$0.00
d. Class A-4 interest paid from Reserve Account	$0.00
4. Class A Principal Balance Shortfall paid from Reserve Account
a. Class A-1 principal paid from Reserve Account	$0.00
b. Class A-2 principal paid from Reserve Account	$0.00
c. Class A-3 principal paid from Reserve Account	$0.00
d. Class A-4 principal paid from Reserve Account	$0.00
5. Total Reserve Account Withdrawal	$0.00

VII. OTHER STATISTICS

A. Delinquency and Repossession
1. One payment delinquent - $	$15,280,867.20
% of Principal Receivables	1.34%
2. Two payments delinquent - $	$2,118,873.22

% of Principal Receivables	0.19%
3. Two or more payments delinquent - $	$2,118,873.22
% of Principal Receivables	0.19%
4. Three or more payments delinquent - $	$0.00
% of Principal Receivables	0.00%
5. Repossessed Vehicles	$707,761.11
% of Principal Receivables	0.06%

B. Other
1. Cumulative Net Loss Percentage	0.00%
2. The weighted average coupon (WAC) was equal to	14.2898%
3. The weighted average remaining maturity (WARM) was equal to	59
4. The weighted average pool seasoning was equal to	9
5. Principal Balance of Receivables that were extended or modified
(and delinquency reset) during the related Collection period - $	$1,022,354.60
6. Principal Balance of Receivables that were extended or modified
(and delinquency reset) during the related Collection Period as a
percent of the Pool Balance at the end of such Collection Period - %	0.09%
7. Number of Contracts - end of Collection Period	67,840

SERVICER'S CERTIFICATE
(Delivered pursuant to Section 4.9
of the Sale and Servicing Agreement)

HSBC FINANCE CORPORATION,
("HSBC FINANCE"), as Servicer
HSBC AUTO RECEIVABLES CORPORATION

HSBC AUTOMOTIVE TRUST (USA) 2007-1
Class A Notes

The undersigned, a duly authorized representative of HSBC Finance Corporation,

("HSBC Finance"), as Servicer (the "Servicer"), pursuant to the Sale and Servicing Agreement, dated as of January 31, 2007, by and among the Servicer, HSBC Automotive Trust (USA) 2007-1, as Issuer (the "Issuer"), HSBC Auto Receivables Corporation, as Seller (the "Seller"), Deutsche Bank Trust Company Americas

as Indenture Trustee (the "Indenture Trustee"), and HSBC Bank USA, National Association, as Administrator (the "Administrator") does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Certificate shall have the respective meanings set forth in the Sale and Servicing Agreement and Series 2007-1 Supplement, dated as of January 31, 2007, by and among the Servicer, Issuer, Seller, Indenture Trustee, Administrator, and U.S. Bank Trust National Association, as Owner Trustee (the "Owner Trustee").

2. HSBC FINANCE was, as of the date hereof, the Servicer under the Sale and Servicing Agreement.

3. The undersigned was a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on March 19, 2007

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sale and Servicing Agreement through the Collection Period with respect to such Distribution Date or, if there has been a default in the performance of any such obligation, has set forth in detail (i) the nature of such default, (ii) the action taken by the Seller and Servicer, if any, to remedy such default and (iii) the current status of each such default.

6. As of the date hereof, to the best knowledge of the undersigned, no lien has been placed on any of the Receivables other than pursuant to the Basic Documents (or if there was a lien, such lien consists of: ______________________).

7. The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Issuer, the Servicer, the Noteholders and the Certficateholder are all in accordance with the requirements of the Sale and Servicing Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this March 14, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ J. A. Bevacqua
Title: Servicing Officer